Note 1 - Business and Organization	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note
1.
Business and Organization

Outlook

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of our business. For the year ended
December
31,
2016,
we had a net loss of
$8,074,335,
and, at
December
31,
2016,
we had working capital of
$861,929,
current assets of
$2,016,682,
various debt obligations in principal amount of
$5,860,668,
an accumulated deficit of
$91,915,426,
and a net stockholders’ deficiency. The foregoing factors raise substantial doubt about our ability to continue as a going concern. Ultimately, our ability to continue as a going concern is dependent upon our ability to attract significant new sources of capital, attain a reasonable threshold of operating efficiencies and achieve profitable operations by licensing or otherwise commercializing products incorporating our BioLargo technology. These consolidated financial statements do not include any adjustments that might be necessary if we are unable to continue as a going concern.

We have been, and anticipate that we will continue to be, limited in terms of our capital resources. Our total cash and cash equivalents were
$1,910,153
at
December
31,
2016.
During the year ended
December
31,
2016,
we received
$3,971,009
net proceeds from our private securities offerings, including the exercise of warrants issued in prior offerings We generated revenues of
$281,106
in the year ended
December
31,
2016.
Although this was an increase over the prior year, it was not sufficient to fund our operations. We do not expect our operations will generate enough revenue to fund our operations in
2017.
We believe our cash position is sufficient to maintain our current level of operations and research/development, we will be required to raise substantial additional capital to expand our operations and fund our future business plans.

Organization

We were initially organized under the laws of the State of Florida in
1989,
and in
1991
merged into a Delaware corporation. We operate
six
wholly-owned subsidiaries: BioLargo Life Technologies, Inc., organized under the laws of the State of California in
2006,
Odor-No-More, Inc., organized under the laws of the State of California in
2009,
BioLargo Water USA, Inc., organized under the laws of the State of California in
2013,
BioLargo Water, Inc., organized under the laws of Canada in
2014,
BioLargo Maritime Solutions, Inc., organized under the laws of the State of California in
2016,
and BioLargo Development Corp., organized under the laws of the State of California in
2016.
Additionally, we are majority owner of Clyra Medical Technologies, Inc., organized under the laws of the State of California in
2012
(see Note
9).

Business Overview

We feature
three
patent protected platform technologies with diverse product opportunities across multiple industries –AOS, CupriDyne, and Isan. Each features the use of the all-natural iodine molecule. While they all use iodine, they are quite different in terms of the methods by which they exploit the use of iodine, the form and composition of iodine used, and therefore their function and value proposition can be quite different for each commercial application.